Subsequent Events - Additional Information (Detail) - Subsequent Event [member]	Mar. 31, 2021
Target company [member]
Subsequent Event [Line Items]
Percentage of equity interest acquired	100.00%
Another Target company [member] | Investment Agreement [member]
Subsequent Event [Line Items]
Percentage of equity interest acquired	60.00%